LOANS (Tables)	12 Months Ended
Dec. 31, 2024
LOANS [Abstract]
Short-term and Long-term Loans
Short-term and long-term loans as of December 31, 2024 and 2023 comprise the following:

	2024	2023
Current Loans
2031 Notes Interest	18,625,880	-
2018 Notes Interest	-	9,315,114
Bank loans	51,962,324	108,870,337
Leases liabilities	7,808,178	13,707,861
Total Current Loans	78,396,382	131,893,312
Non Current Loans
2018 Notes(1)	-	827,993,739
2031 Notes	495,544,257	-
Leases liabilities	6,168,992	23,782,860
Bank loans	-	43,408,897
Total Non Current Loans	501,713,249	895,185,496
Total Loans (2)	580,109,631	1,027,078,808
(1)	As of December 31, 2023, it is net of Notes repurchase of Ps 52,244,896.
(2)	Net of issuance expenses and issue price of Ps. 10,135,743 and Ps. 114,727 as of December 31, 2024 and 2023, respectively.

Activity of Loans
The activity of the loans as of December 31, 2024, 2023, and 2022 is the following:

	2024		2023		2022
	Leases liabilities	Other payables	Leases liabilities	Other payables	Leases liabilities	Other payables
Beginning balance	37,490,721	989,588,087	28,903,470	612,705,331	39,926,066	654,624,186
Inflation adjustment restatement	(21,235,264)	(560,996,531)	(38,288,281)	(577,984,887)	(32,346,531)	(397,692,741)
Accrued interest	1,409,124	47,625,530	1,998,012	15,064,696	2,594,867	39,845,742
Effect of foreign exchange difference	6,047,022	152,533,619	48,973,768	920,060,701	27,164,425	323,176,146
VAT unpaid installments	-	-	-	-	157,206	-
Proceeds from loans	-	585,355,570	3,918,826	77,837,122	-	41,805,876
Acquisition of notes result	-	-	-	-	-	6,985,912
Payment of loans(1)	(8,253,527)	(615,942,992)	(6,280,876)	(23,716,258)	(6,113,542)	(584,462)
Acquisition of notes	-	-	-	-	-	(16,631,309)
Interest paid(2)	(1,480,906)	(32,030,822)	(1,734,198)	(34,378,618)	(2,479,021)	(38,824,019)
Ending balance	13,977,170	566,132,461	37,490,721	989,588,087	28,903,470	612,705,331
(1)
For the years ended December 31, 2024, 2023 and 2022, Ps. 7,492,491, Ps. 5,844,723 and Ps. 6,113,542 respectively, were cancelled through the offsetting debit balances maintained with the creditor (Pampa Energía).

(2)
For the years ended December 31, 2024, 2023 and 2022, Ps. 1,449,607 , Ps. 1,734,198 and Ps. 2,479,021 respectively, were cancelled through the offsetting debit balances maintained with the creditor (Pampa Energía).

Maturities of Current and Non-Current Loans
The maturities of current and non-current financial debt, net of issuance expenses, as of December 31, 2024 are as follows:

		To due
	Due	As of 12/31/2025	From 1/01/2026 to 12/31/2026	From 01/01/2027 to 12/31/2027	From 1/01/2028 to 12/31/2028	From 01/01/2029 onwards	Total
2031 Notes	-	-	-	-	-	495,544,257	495,544,257
2031 Notes interests	-	18,625,880	-	-	-	-	18,625,880
Lease liabilities	-	7,808,178	5,295,024	873,968	-	-	13,977,170
Bank loans	-	51,962,324	-	-	-	-	51,962,324
Total	-	78,396,382	5,295,024	873,968	-	495,544,257	580,109,631

Future Minimum Lease Payments and Present Book Value
The following table sets reconciliation between the total of future minimum lease payments as of December 31, 2024, and their present book value:

12/31/2024
As of 12/31/2025	8,496,476
From 1/01/2026 to 12/31/2026	5,432,723
From 1/01/2027 to 12/31/2027	866,831
From 1/01/2028 to 12/31/2028	-
From 1/01/2029 onwards	-
Total minimum future payments	14,796,030
Future financial charges on financial leases	(818,860)
Book Value financial leases	13,977,170

Conditions of 2018 Notes
On July 24, 2024, within the framework of the 2024 Program, the Company issued the 2031 Notes in accordance with the following characteristics:

2031 Notes
Amount in US$	490,000,000
Interest rate	8.50%
Issuance price	98.712%

	Scheduled Repayment Date	Percentage of Original Principal Amount Payable
Amortization	July 24, 2031	100%
Interest payment frequency	Semiannual, payable on January 24 and July 24 of each year.
Guarantor	-

Detailed of Other Financial Indebtedness
Bank loans

The following table shows the details of other financial indebtedness as of December 31, 2024:

Currency	Amount	Interest rate	Expiration date
USD	25,422,559	5.97%	Between January and May 2025

All of these loans are guaranteed by time deposits included as “Financial Assets at Current and Non-Current Amortized Cost.”

Disclosure of Bank Loans
In March 2022, the subsidiary Telcosur received a loan of US$ 24 million. During the first quarter of 2023, Telcosur managed the extension of the loan’s maturity date. As of December 31, 2024, the main terms of this loan were:

Amount in US$	24,000,000
Interest rate	1.5% annual
Amortization date	January 27, 2025
Interest payment frequency	To the expiration
Guarantee	Fixed term in foreign currency(1)
(1)	Included as “Non-current financial assets measured at amortized cost”.